QRAFT AI-Enhanced U.S. Next Value ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	COMMUNICATION SERVICES — 1.1%
3,708	Zynga, Inc. - Class A*	$36,746

	CONSUMER DISCRETIONARY — 17.9%
348	Acushnet Holdings Corp.	14,205
376	Adient PLC*	12,141
169	Advance Auto Parts, Inc.	25,205
458	American Eagle Outfitters, Inc.	10,392
784	BorgWarner, Inc.	32,920
868	DR Horton, Inc.	66,662
244	Foot Locker, Inc.	10,692
9,515	Ford Motor Co.	100,193
963	Gap, Inc.*	19,501
779	International Game Technology PLC	12,550
567	Laureate Education, Inc. - Class A*	7,377
903	Magna International, Inc.	63,436
100	Marriott Vacations Worldwide Corp.	12,276
158	MDC Holdings, Inc.	8,219
416	Penn National Gaming, Inc.*	43,148
998	Qurate Retail, Inc. - Class A	12,575
189	Ralph Lauren Corp.	19,098
469	Skechers USA, Inc. - Class A*	16,171
101	Stamps.com, Inc.*	23,059
3,833	Stellantis N.V.	58,377
674	Tapestry, Inc.	21,312
326	Terminix Global Holdings, Inc.*	15,544
151	Thor Industries, Inc.	18,272
		623,325
	CONSUMER STAPLES — 0.2%
122	Nu Skin Enterprises, Inc. - Class A	7,060
	FINANCIALS — 0.2%
166	PROG Holdings, Inc.	7,832
	HEALTH CARE — 29.1%
1,181	Alcon, Inc.*	84,690
605	Alexion Pharmaceuticals, Inc.*	92,765
1,357	Alkermes PLC*	28,483
587	Anthem, Inc.	174,327
454	Arena Pharmaceuticals, Inc.*	33,705
85	Bio-Rad Laboratories, Inc. - Class A*	48,770
1,286	Canopy Growth Corp.*	51,530
781	Cardinal Health, Inc.	41,963

QRAFT AI-Enhanced U.S. Next Value ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
843	Cigna Corp.	$182,973
357	Covetrus, Inc.*	12,163
2,025	Cronos Group, Inc.*	20,959
615	Dentsply Sirona, Inc.	32,896
330	Emergent BioSolutions, Inc.*	35,261
415	Envista Holdings Corp.*	14,749
429	Intellia Therapeutics, Inc.*	26,864
299	LivaNova PLC*	18,807
314	Merit Medical Systems, Inc.*	17,003
232	Patterson Cos., Inc.	7,350
394	Perrigo Co. PLC	16,824
192	Taro Pharmaceutical Industries Ltd.*	14,350
188	United Therapeutics Corp.*	30,798
1,347	Viatris, Inc.*	22,886
		1,010,116
	INDUSTRIALS — 9.9%
120	Acuity Brands, Inc.	14,429
210	AGCO Corp.	23,289
191	Altra Industrial Motion Corp.	9,819
174	Beacon Roofing Supply, Inc.*	6,920
242	Brookfield Business Partners LP	8,746
735	Gates Industrial Corp. PLC*	10,378
323	Jacobs Engineering Group, Inc.	32,610
1,713	Johnson Controls International PLC	85,342
262	Kennametal, Inc.	9,925
176	Maxar Technologies, Inc.	7,369
112	Regal Beloit Corp.	14,054
343	Stantec, Inc.	12,176
314	Sunrun, Inc.*	21,751
618	Textron, Inc.	27,971
194	UFP Industries, Inc.	10,464
550	Univar Solutions, Inc.*	10,224
494	Westinghouse Air Brake Technologies Corp.	36,660
		342,127
	INFORMATION TECHNOLOGY — 31.8%
938	2U, Inc.*	38,364
1,220	Amkor Technology, Inc.	18,934
227	Arrow Electronics, Inc.*	22,162
408	Avnet, Inc.	14,407
3,168	BlackBerry Ltd.*	44,669
229	Canadian Solar, Inc.*	12,538

QRAFT AI-Enhanced U.S. Next Value ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
126	Cerence, Inc.*	$14,101
1,087	Ciena Corp.*	58,035
2,348	Cloudera, Inc.*	35,854
1,990	Corning, Inc.	71,381
414	Cree, Inc.*	41,847
766	DXC Technology Co.	21,601
325	First Solar, Inc.*	32,224
3,530	Hewlett Packard Enterprise Co.	43,560
1,410	Juniper Networks, Inc.	34,432
394	LiveRamp Holdings, Inc.*	29,830
2,127	Marvell Technology Group Ltd.	109,456
2,703	Micron Technology, Inc.*	211,564
76	MicroStrategy, Inc. - Class A*	46,916
1,886	NortonLifeLock, Inc.	39,738
960	Nuance Communications, Inc.*	43,718
190	SYNNEX Corp.	15,508
788	Tower Semiconductor Ltd.*	22,040
800	Vishay Intertechnology, Inc.	17,240
861	Western Digital Corp.	48,586
739	Xerox Holdings Corp.	15,541
		1,104,246
	MATERIALS — 9.2%
437	Alcoa Corp.*	7,866
1,749	Corteva, Inc.	69,715
1,702	DuPont de Nemours, Inc.	135,224
320	Eastman Chemical Co.	31,472
758	Element Solutions, Inc.	12,909
684	Huntsman Corp.	18,071
3,335	ICL Group Ltd.	17,742
510	Steel Dynamics, Inc.	17,478
528	United States Steel Corp.	9,377
		319,854
	TOTAL COMMON STOCKS
	(Cost $3,155,136)	3,451,306
	SHORT-TERM INVESTMENTS — 0.5%
15,648	Invesco Government & Agency Portfolio - Institutional Class, 0.03%#	15,648
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,648)	15,648

QRAFT AI-Enhanced U.S. Next Value ETF

SCHEDULE OF INVESTMENTS - Concluded

January 31, 2021 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.9%
	(Cost $3,170,784)	$3,466,954
	Other Assets in Excess of Liabilities — 0.1%	5,166
	TOTAL NET ASSETS — 100.0%	$3,472,120

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.